Hennessy Equity and Income Fund
Schedule of Investments
July 31, 2021 (Unaudited)

	Number of
	Shares/Par		% of
	Amount	Value	Net Assets
COMMON STOCKS - 65.96%
Communication Services - 8.41%
Alphabet, Inc., Class C (a)	1,946	$5,262,801	4.33%
Facebook, Inc. (a)	8,232	2,933,062	2.41%
Verizon Communications, Inc.	36,324	2,026,153	1.67%
		10,222,016	8.41%
Consumer Discretionary - 9.18%
CarMax, Inc. (a)	24,854	3,329,193	2.74%
Lowe’s Companies, Inc.	8,232	1,586,224	1.31%
O’Reilly Automotive, Inc. (a)	5,120	3,091,661	2.54%
The Home Depot, Inc.	9,605	3,152,265	2.59%
		11,159,343	9.18%
Consumer Staples - 7.02%
Altria Group, Inc.	72,553	3,485,446	2.87%
Church & Dwight Co., Inc.	26,797	2,320,084	1.91%
Nestlé S.A. - ADR (b)	21,534	2,727,507	2.24%
		8,533,037	7.02%
Energy - 0.25%
Enbridge, Inc. (b)	1,575	61,976	0.05%
Kinder Morgan, Inc.	3,300	57,354	0.05%
Targa Resources Corp.	2,500	105,275	0.09%
The Williams Companies, Inc.	3,100	77,655	0.06%
		302,260	0.25%
Financials - 11.54%
Berkshire Hathaway, Inc., Class B (a)	20,050	5,579,715	4.59%
BlackRock, Inc.	2,870	2,488,778	2.05%
The Charles Schwab Corp.	56,991	3,872,538	3.19%
The Progressive Corp.	21,819	2,076,296	1.71%
		14,017,327	11.54%
Health Care - 4.40%
Bristol-Myers Squibb Co.	19,334	1,312,198	1.08%
Johnson & Johnson	13,299	2,290,088	1.88%
Pfizer, Inc.	40,862	1,749,302	1.44%
		5,351,588	4.40%
Industrials - 6.54%
FedEx Corp.	11,409	3,193,950	2.63%
Norfolk Southern Corp.	11,406	2,940,809	2.42%
Old Dominion Freight Line, Inc.	6,741	1,814,340	1.49%
		7,949,099	6.54%
Information Technology - 12.62%
Apple, Inc.	33,690	4,914,024	4.04%
Cisco Systems, Inc.	37,713	2,088,169	1.72%
Citrix Systems, Inc.	15,088	1,520,116	1.25%
Texas Instruments, Inc.	17,307	3,299,060	2.72%
Visa, Inc., Class A	14,254	3,512,043	2.89%
		15,333,412	12.62%
Materials - 6.00%
Air Products and Chemicals, Inc.	8,316	2,420,206	1.99%
Martin Marietta Materials, Inc.	8,356	3,035,735	2.50%
NewMarket Corp.	5,796	1,831,014	1.51%
		7,286,955	6.00%
Total Common Stocks (Cost $47,678,029)		80,155,037	65.96%

PREFERRED STOCKS - 1.78%
Communication Services - 0.04%
AT&T, Inc., Series C, 4.750%, Perpetual	1,935	51,219	0.04%

Consumer Discretionary - 0.01%
Ford Motor Co., 6.000%, 12/01/2059	575	15,870	0.01%

Consumer Staples - 0.08%
CHS, Inc., Series 3, 6.750% to 09/30/2024 then 3 Month LIBOR USD + 4.155%, Perpetual (d)	415	11,691	0.01%
CHS, Inc., Series 4, 7.500%, Perpetual	2,985	87,281	0.07%
		98,972	0.08%
Energy - 0.04%
Enbridge, Inc., Series B, 6.375% to 04/15/2023 then 3 Month LIBOR USD + 3.593%, 04/15/2078 (b)(d)	1,860	50,685	0.04%

Financials - 1.61%
AEGON Funding Co LLC, 5.100%, 12/15/2049	880	23,760	0.02%
American International Group, Inc., Series A, 5.850%, Perpetual	1,720	47,128	0.04%
Arch Capital Group Ltd.
Series G, 4.550%, Perpetual (b)	1,055	27,177	0.02%
Series F, 5.450%, Perpetual (b)	446	11,734	0.01%
Axis Capital Holdings Ltd., Series E, 5.500%, Perpetual (b)	1,060	26,860	0.02%
BancorpSouth Bank, Series A, 5.500%, Perpetual	655	17,862	0.02%
Bank of America Corp.
Series KK, 5.375%, Perpetual	975	26,812	0.02%
Series GG, 6.000%, Perpetual	1,460	39,420	0.03%
Capital One Financial Corp.
Series J, 4.800%, Perpetual	1,990	52,357	0.04%
Series I, 5.000%, Perpetual	1,985	53,337	0.05%
Citigroup, Inc.
Series K, 6.875% to 11/15/2023 then 3 Month LIBOR USD + 4.130%, Perpetual (d)	930	26,709	0.02%
Series J, 7.125% to 09/30/2023 then 3 Month LIBOR USD + 4.040%, Perpetual (d)	1,425	40,342	0.04%
Citizens Financial Group, Inc., Series D, 6.350% to 04/06/2024 then 3 Month LIBOR USD + 3.642%, Perpetual (d)	1,140	33,049	0.03%
Cullen/Frost Bankers, Inc., Series B, 4.450%, Perpetual	860	22,704	0.02%
Equitable Holdings, Inc., Series A, 5.250%, Perpetual	1,310	34,780	0.03%
Federal Agricultural Mortgage Corp., Series F, 5.250%, Perpetual	800	21,584	0.02%
Fifth Third Bancorp.
Series K, 4.950%, Perpetual	1,890	50,992	0.04%
Series I, 6.625% to 12/31/2023 then 3 Month LIBOR USD + 3.710%, Perpetual (d)	1,115	32,012	0.03%
First Citizens BancShares, Inc., Series A, 5.375%, Perpetual	1,960	53,626	0.04%
First Horizon Corp.
Series D, 6.100% to 05/01/2024 then 3 Month LIBOR USD + 3.859%, Perpetual (d)	650	17,459	0.01%
Series B, 6.625% to 08/01/2025 then 3 Month LIBOR USD + 4.262%, Perpetual (d)	830	23,130	0.02%
First Republic Bank, Series J, 4.700%, Perpetual	1,025	27,624	0.02%
Hartford Financial Services Group, Inc., Series G, 6.000%, Perpetual	1,640	46,871	0.04%
Huntington Bancshares, Inc.
Series H, 4.500%, Perpetual	1,915	50,135	0.04%
Series C, 5.700%, Perpetual	865	22,870	0.02%
JPMorgan Chase & Co.
Series JJ, 4.550%, Perpetual	2,050	53,935	0.05%
Series LL, 4.625%, Perpetual	1,950	51,285	0.04%
KeyCorp
Series F, 5.650%, Perpetual	840	23,193	0.02%
Series E, 6.125% to 12/15/2026 then 3 Month LIBOR USD + 3.892%, Perpetual (d)	1,680	50,131	0.04%
Legg Mason, Inc., 5.450%, 09/15/2056	880	22,229	0.02%
MetLife, Inc., Series F, 4.750%, Perpetual	1,895	51,089	0.04%
Morgan Stanley
Series K, 5.850% to 04/15/2027 then 3 Month LIBOR USD + 3.491%, Perpetual (d)	750	22,313	0.02%
Series I, 6.375% to 10/15/2024 then 3 Month LIBOR USD + 3.708%, Perpetual (d)	2,980	85,168	0.07%
Regions Financial Corp.
Series E, 4.450%, Perpetual	2,100	54,768	0.04%
Series C, 5.700% to 05/15/2029 then 3 Month LIBOR USD + 3.148%, Perpetual (d)	1,210	35,272	0.03%
State Street Corp., Series D, 5.900% to 03/15/2024 then 3 Month LIBOR USD + 3.108%, Perpetual (d)	2,335	66,781	0.06%
SVB Financial Group, Series A, 5.250%, Perpetual	1,250	33,775	0.03%
Synchrony Financial, Series A, 5.625%, Perpetual	1,945	52,029	0.04%
Synovus Financial Corp.
Series E, 5.875% to 07/01/2024 then 5 Year CMT Rate + 4.127%, Perpetual (d)	845	23,609	0.02%
Series D, 6.300% to 06/21/2023 then 3 Month LIBOR USD + 3.352%, Perpetual (d)	850	22,721	0.02%
Texas Capital Bancshares, Inc., Series B, 5.750%, Perpetual	730	20,163	0.02%
The Allstate Corp.
Series H, 5.100%, Perpetual	1,260	34,902	0.03%
Series G, 5.625%, Perpetual	1,965	52,996	0.04%
The Goldman Sachs Group, Inc.
Series K, 6.375% to 05/10/2024 then 3 Month LIBOR USD + 3.550%, Perpetual (d)	1,035	29,756	0.02%
Series J, 5.500% to 05/10/2023 then 3 Month LIBOR USD + 3.640%, Perpetual (d)	1,130	30,566	0.03%
Truist Financial Corp.
Series R, 4.750%, Perpetual	1,835	48,682	0.04%
Series O, 5.250%, Perpetual	1,880	52,377	0.04%
US Bancorp, Series B, 3.500% to 08/30/2021 then 3 Month LIBOR USD + 0.600%, Perpetual (d)	1,925	48,549	0.04%
Washington Federal, Inc., Series A, 4.875%, Perpetual	1,860	49,439	0.04%
Wells Fargo & Co.
Series Z, 4.750%, Perpetual	1,930	50,547	0.04%
Series R, 6.625% to 03/15/2024 then 3 Month LIBOR USD + 3.690%, Perpetual (d)	1,770	51,365	0.04%
		1,947,974	1.61%
Total Preferred Stocks (Cost $1,987,727)		2,164,720	1.78%

REITS - 2.91%
Financials - 2.91%
Annaly Capital Management, Inc., Series I, 6.750% to 06/30/2024 then 3 Month LIBOR USD + 4.989%, Perpetual (d)	1,360	35,849	0.03%
Apollo Commercial Real Estate Finance, Inc.	4,130	62,859	0.05%
Chimera Investment Corp.	2,930	43,130	0.04%
Chimera Investment Corp.
Series C, 7.750% to 09/30/2025 then 3 Month LIBOR USD + 4.743%, Perpetual (d)	1,540	39,778	0.03%
Series B, 8.000% to 03/30/2024 then 3 Month LIBOR USD + 5.791%, Perpetual (d)	695	18,258	0.01%
Kimco Realty Corp., Series M, 5.250%, Perpetual	1,030	27,696	0.02%
Monmouth Real Estate Investment Corp., Series C, 6.125%, Perpetual	1,745	44,253	0.04%
Starwood Property Trust, Inc.	2,730	71,062	0.06%
STORE Capital Corp.	88,078	3,187,543	2.63%
Total REITS (Cost $2,529,604)		3,530,428	2.91%

CORPORATE BONDS - 13.58%
Communication Services - 0.92%
AT&T, Inc., 4.250%, 03/01/2027	980,000	1,122,455	0.92%

Consumer Discretionary - 1.07%
Alibaba Group Holding Ltd., 3.600%, 11/28/2024 (b)	1,000,000	1,083,630	0.89%
Starbucks Corp., 4.450%, 08/15/2049	175,000	223,312	0.18%
		1,306,942	1.07%
Energy - 0.90%
Canadian Natural Resources Ltd., 3.900%, 02/01/2025 (b)	1,000,000	1,092,787	0.90%

Financials - 7.39%
Aflac, Inc., 3.600%, 04/01/2030	300,000	342,309	0.28%
Bank of America Corp., 2.299% (SOFR + 1.220%), 07/21/2032 (d)	575,000	580,839	0.48%
Dell International LLC / EMC Corp., 5.450%, 06/15/2023	1,220,000	1,320,044	1.09%
Discover Financial Services, 5.200%, 04/27/2022	650,000	672,823	0.55%
General Motors Financial Co, Inc., 3.700%, 05/09/2023	1,075,000	1,125,093	0.93%
Huntington Bancshares, Inc.
2.550%, 02/04/2030	525,000	558,760	0.46%
4.000%, 05/15/2025	365,000	406,737	0.34%
Morgan Stanley
1.593% (SOFR + 0.879%), 05/04/2027 (d)	295,000	299,493	0.25%
2.239% (SOFR + 1.178%), 07/21/2032 (d)	330,000	332,767	0.27%
Prudential Financial, Inc., 3.878%, 03/27/2028	400,000	462,269	0.38%
Synchrony Financial, 3.950%, 12/01/2027	650,000	727,611	0.60%
Synovus Financial Corp., 3.125%, 11/01/2022	1,300,000	1,335,953	1.10%
Willis North America, Inc., 3.600%, 05/15/2024	750,000	806,051	0.66%
		8,970,749	7.39%
Health Care - 1.29%
Edwards Lifesciences Corp., 4.300%, 06/15/2028	700,000	817,519	0.67%
Evernorth Health, Inc., 3.500%, 06/15/2024	700,000	748,112	0.62%
		1,565,631	1.29%
Industrials - 0.35%
General Electric Co., 3.625%, 05/01/2030	380,000	429,274	0.35%

Information Technology - 1.66%
Autodesk, Inc., 2.850%, 01/15/2030	675,000	720,905	0.59%
Broadcom, Inc., 4.110%, 09/15/2028	425,000	479,593	0.40%
PayPal Holdings, Inc., 2.850%, 10/01/2029	750,000	816,505	0.67%
		2,017,003	1.66%
Total Corporate Bonds (Cost $15,383,085)		16,504,841	13.58%

MORTGAGE BACKED SECURITIES - 3.04%
Fannie Mae Pool
3.000%, 10/01/2043	1,230,821	1,315,437	1.08%
3.500%, 01/01/2042	221,942	240,764	0.20%
6.000%, 10/01/2037	80,030	91,277	0.07%
Fannie Mae REMICS
Series 2013-52, 1.250%, 06/25/2043	62,577	63,150	0.05%
Series 2012-22, 2.000%, 11/25/2040	14,591	14,702	0.01%
Series 2012-16, 2.000%, 11/25/2041	60,808	63,146	0.05%
Series 2010-134, 2.250%, 03/25/2039	28,118	28,432	0.03%
Freddie Mac Gold Pool
3.000%, 05/01/2042	523,017	559,376	0.46%
3.000%, 09/01/2042	838,093	892,947	0.73%
5.500%, 04/01/2037	46,848	54,582	0.05%
Freddie Mac REMICS
Series 4146, 1.500%, 10/15/2042	22,612	23,061	0.02%
Series 4309, 2.000%, 10/15/2043	51,874	53,605	0.04%
Series 3928, 2.500%, 08/15/2040	32,223	32,547	0.03%
Series 3870, 2.750%, 01/15/2041	23,766	24,482	0.02%
Series 4322, 3.000%, 05/15/2043	102,680	106,246	0.09%
Government National Mortgage Association, Series 2013-24, 1.750%, 02/16/2043	125,483	129,192	0.11%
Total Mortgage Backed Securities (Cost $3,478,696)		3,692,946	3.04%

U.S. TREASURY OBLIGATIONS - 9.94%
U.S. Treasury Notes - 9.94%
0.125%, 03/31/2023	1,750,000	1,749,385	1.44%
0.500%, 02/28/2026	1,500,000	1,490,391	1.23%
0.625%, 03/31/2027	1,250,000	1,238,184	1.02%
0.750%, 04/30/2026	1,500,000	1,506,094	1.24%
1.250%, 04/30/2028	750,000	763,711	0.63%
1.750%, 05/15/2023	1,000,000	1,028,437	0.84%
1.875%, 07/31/2026	1,775,000	1,877,894	1.54%
2.750%, 02/15/2024	1,575,000	1,674,360	1.38%
3.000%, 10/31/2025	450,000	495,651	0.41%
3.125%, 11/15/2028	220,000	252,407	0.21%
Total U.S. Treasury Obligations (Cost $11,795,380)		12,076,514	9.94%

INVESTMENT COMPANIES (EXCLUDING MONEY MARKET FUNDS) - 1.03%
Financials - 0.72%
Apollo Investment Corp.	4,375	60,156	0.05%
Ares Capital Corp.	3,345	66,800	0.05%
Bain Capital Specialty Finance, Inc.	3,380	51,072	0.04%
BlackRock TCP Capital Corp.	4,790	68,353	0.06%
FS KKR Capital Corp.	3,013	63,243	0.05%
Golub Capital BDC, Inc.	3,200	50,496	0.04%
Hercules Capital, Inc.	4,625	79,874	0.07%
Monroe Capital Corp.	6,150	66,358	0.05%
New Mountain Finance Corp.	4,755	63,527	0.05%
Oaktree Specialty Lending Corp.	11,905	80,835	0.07%
Sixth Street Specialty Lending, Inc.	2,650	61,718	0.05%
TCG BDC, Inc.	5,235	69,364	0.06%
TriplePoint Venture Growth BDC Corp.	5,675	89,608	0.08%
		871,404	0.72%
Other Investment Companies - 0.31%
Vanguard High-Yield Corporate Fund	62,348	374,086	0.31%
Total Investment Companies (Excluding Money Market Funds) (Cost $1,247,696)		1,245,490	1.03%

SHORT-TERM INVESTMENTS - 1.89%
Money Market Funds - 1.89%
First American Government Obligations Fund, Institutional Class, 0.03% (c)	2,298,098	2,298,098	1.89%
Total Short-Term Investments (Cost $2,298,098)		2,298,098	1.89%

Total Investments (Cost $86,398,315) - 100.13%		121,668,074	100.13%
Liabilities in Excess of Other Assets - (0.13)%		(152,202)	(0.13)%
TOTAL NET ASSETS - 100.00%		$121,515,872	100.00%

Percentages are stated as a percent of net assets.

ADR – American Depositary Receipt
LIBOR — London Interbank Offered Rate
PLC – Public Limited Company
REIT – Real Estate Investment Trust
SOFR — Secured Overnight Financing Rate
(a) Non-income-producing security.
(b) U.S.-traded security of a foreign corporation.
(c) The rate listed is the fund’s seven-day yield as of July 31, 2021.
(d) Variable rate security; rate disclosed is the rate as of July 31, 2021.

Note: For presentation purposes, the Fund has grouped some of the industry categories. For purposes of categorizing securities for compliance with Section 8(b)(1) of the Investment Company Act of 1940, as amended, the Fund uses more specific industry classifications.

The Global Industry Classification Standard (GICS®) was developed by and is the exclusive property and a service mark of MSCI, Inc. and Standard & Poor’s Financial Services LLC. It has been licensed for use by the Hennessy Funds.

Summary of Fair Value Exposure as of July 31, 2021

The Fund follows its valuation policies and procedures in determining its net asset value and, in preparing these financial statements, the fair value accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted, quoted prices in active markets for identical instruments that the Fund has the ability to access at the date of measurement.

Level 2 – Other significant observable inputs (including, but not limited to, quoted prices in active markets for similar instruments, quoted prices in markets that are not active for identical or similar instruments, and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets, such as interest rates, prepayment speeds, credit risk curves, default rates, and similar data).

Level 3 – Significant unobservable inputs (including the Fund’s own assumptions about what market participants would use to price the asset or liability based on the best available information) when observable inputs are unavailable.

The following is a description of the valuation techniques applied to the Fund’s major categories of assets and liabilities on a recurring basis:

Equity Securities – Equity securities, including common stocks, preferred stocks, foreign-issued common stocks, exchange-traded funds, closed-end mutual funds, partnerships, rights, and real estate investment trusts, that are traded on a securities exchange for which a last-quoted sales price is readily available generally are valued at the last sales price as reported by the primary exchange on which the securities are listed. Securities listed on The NASDAQ Stock Market (“NASDAQ”) generally are valued at the NASDAQ Official Closing Price, which may differ from the last sales price reported. Securities traded on a securities exchange for which a last-quoted sales price is not readily available generally are valued at the mean between the bid and ask prices. To the extent these securities are actively traded and valuation adjustments are not applied, they are classified in Level 1 of the fair value hierarchy. Securities traded on foreign exchanges generally are not valued at the same time the Fund calculates its NAV because most foreign markets close well before such time. The earlier close of most foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. In certain circumstances, it may be determined that a foreign security needs to be fair valued because it appears that the value of the security might have been materially affected by events occurring after the close of the market in which the security is principally traded, but before the time the Fund calculates its NAV, such as by a development that affects an entire market or region (e.g., a weather-related event) or a potentially global development (e.g., a terrorist attack that may be expected to have an effect on investor expectations worldwide).

Registered Investment Companies – Investments in open-end registered investment companies, commonly referred to as mutual funds, generally are priced at the ending NAV provided by the applicable mutual fund’s service agent and are classified in Level 1 of the fair value hierarchy.

Debt Securities – Debt securities, including corporate bonds, asset-backed securities, mortgage-backed securities, municipal bonds, U.S. Treasuries, and U.S. government agency issues, are generally valued at market on the basis of valuations furnished by an independent pricing service that utilizes both dealer-supplied valuations and formula-based techniques. The pricing service may consider recently executed transactions in securities of the issuer or comparable issuers, market price quotations (where observable), bond spreads, and fundamental data relating to the issuer. In addition, the model may incorporate observable market data, such as reported sales of similar securities, broker quotes, yields, bids, offers, and reference data. Certain securities are valued primarily using dealer quotations. These securities are generally classified in Level 2 of the fair value hierarchy.

Short-Term Securities – Short-term equity investments, including money market funds, are valued in the manner specified above for equity securities. Short-term debt investments with an original term to maturity of 60 days or less are valued at amortized cost, which approximates fair market value. If the original term to maturity of a short-term debt investment exceeds 60 days, then the values as of the 61st day prior to maturity are amortized. Amortized cost is not used if its use would be inappropriate due to credit or other impairments of the issuer, in which case the security’s fair value would be determined as described below. Short-term securities are generally classified in Level 1 or Level 2 of the fair value hierarchy depending on the inputs used and market activity levels for specific securities.

The Board of Trustees of the Fund (the “Board”) has adopted fair value pricing procedures that are followed when a price for a security is not readily available or if a significant event has occurred that indicates the closing price of a security no longer represents the true value of that security. Fair value pricing determinations are made in good faith in accordance with these procedures. There are numerous criteria considered in determining a fair value of a security, such as the trading volume of a security and markets, the values of other similar securities, and news events with direct bearing on a security or markets. Fair value pricing results in an estimated price for a security that reflects the amount the Fund might reasonably expect to receive in a current sale. Depending on the relative significance of the valuation inputs, these securities may be classified in either Level 2 or Level 3 of the fair value hierarchy.

The fair value of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts or futures contracts. Using fair value pricing means the Fund’s NAV reflects the affected portfolio securities’ values as determined by the Board or its designee, pursuant to the fair value pricing procedures adopted by the Board, instead of being determined by the market. Using a fair value pricing methodology to price a foreign security may result in a value that is different from such foreign security’s most recent closing price and from the value used by other investment companies to calculate their NAVs. Such securities are generally classified in Level 2 of the fair value hierarchy. Because the Fund may invest in foreign securities, the value of the Fund’s portfolio securities may change on days when a shareholder is unable to purchase or redeem Fund shares.

The Board has delegated day-to-day valuation matters to the Valuation and Liquidity Committee comprising representatives from Hennessy Advisors, Inc., the Fund’s investment advisor. The function of the Valuation and Liquidity Committee, among other things, is to value securities where current and reliable market quotations are not readily available. All actions taken by the Valuation and Liquidity Committee are reviewed by the Board.

The Fund has performed an analysis of all existing investments to determine the significance and character of all inputs to their fair value determinations. Various inputs are used to determine the value of the Fund’s investments. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Details related to the fair value hierarchy of the Fund’s securities as of July 31, 2021, are as follows:

Common Stocks	Level 1	Level 2	Level 3	Total
Communication Services	$10,222,016	$–	$–	$10,222,016
Consumer Discretionary	11,159,343	–	–	11,159,343
Consumer Staples	8,533,037	–	–	8,533,037
Energy	302,260	–	–	302,260
Financials	14,017,327	–	–	14,017,327
Health Care	5,351,588	–	–	5,351,588
Industrials	7,949,099	–	–	7,949,099
Information Technology	15,333,412	–	–	15,333,412
Materials	7,286,955	–	–	7,286,955
Total Common Stocks	$80,155,037	$–	$–	$80,155,037

Preferred Stocks
Communication Services	$51,219	$–	$–	$51,219
Consumer Discretionary	15,870	–	–	15,870
Consumer Staples	98,972	–	–	98,972
Energy	50,685	–	–	50,685
Financials	1,947,974	–	–	1,947,974
Total Preferred Stocks	$2,164,720	$–	$–	$2,164,720

REITS
Financials	$3,530,428	$–	$–	$3,530,428
Total REITS	$3,530,428	$–	$–	$3,530,428

Corporate Bonds
Communication Services	$–	$1,122,455	$–	$1,122,455
Consumer Discretionary	–	1,306,942	–	1,306,942
Energy	–	1,092,787	–	1,092,787
Financials	–	8,970,749	–	8,970,749
Health Care	–	1,565,631	–	1,565,631
Industrials	–	429,274	–	429,274
Information Technology	–	2,017,003	–	2,017,003
Total Corporate Bonds	$–	$16,504,841	$–	$16,504,841

Mortgage Backed Securities	$–	$3,692,946	$–	$3,692,946

U.S. Treasury Obligations
U.S. Treasury Notes	$–	$12,076,514	$–	$12,076,514
Total U.S. Treasury Obligations	$–	$12,076,514	$–	$12,076,514

Investment Companies (Excluding Money Market Funds)
Financials	$871,404	$–	$–	$871,404
Other Investment Companies	374,086	–	–	374,086
Total Investment Companies (Excluding Money Market Funds)	$1,245,490	$–	$–	$1,245,490

Short-Term Investments
Money Market Funds	$2,298,098	$–	$–	$2,298,098
Total Short-Term Investments	$2,298,098	$–	$–	$2,298,098

Total Investments	$89,393,773	$32,274,301	$–	$121,668,074